Investment Securities Schedule of AFS and HTM Securities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available for Sale and Held-to-Maturity Securities [Line Items]
Amortized Cost	$ 1,104,370	$ 1,587,097
Gross Unrealized Gains	15,590	40,071
Gross Unrealized Losses	4,333	7,290
Available for sale, at fair value	1,115,627	1,619,878
Amortized Cost	107,312	143,234
Gross Unrealized Gains	2,162	5,483
Gross Unrealized Losses	1,553	2,008
Held to maturity securities	107,921	146,709
Held-to-maturity Securities	107,312	143,234
Residential CMO securities - agency
Schedule of Available for Sale and Held-to-Maturity Securities [Line Items]
Amortized Cost	41,347	106,346
Gross Unrealized Gains	1,408	3,497
Gross Unrealized Losses	5	0
Held to maturity securities	42,750	109,843
Held-to-maturity Securities	41,347	106,346
Residential CMO securities - nonagency [Member]
Schedule of Available for Sale and Held-to-Maturity Securities [Line Items]
Amortized Cost	1,097,293	1,577,270
Gross Unrealized Gains	15,253	39,860
Gross Unrealized Losses	3,275	5,355
Available for sale, at fair value	1,109,271	1,611,775
Residential MBS - agency [Member]
Schedule of Available for Sale and Held-to-Maturity Securities [Line Items]
Amortized Cost	65,965	31,901
Gross Unrealized Gains	754	1,986
Gross Unrealized Losses	1,548	0
Held to maturity securities	65,171	33,887
Held-to-maturity Securities	65,965	31,901
Asset-backed Securities [Member]
Schedule of Available for Sale and Held-to-Maturity Securities [Line Items]
Amortized Cost	4,144	9,461
Gross Unrealized Gains	0	0
Gross Unrealized Losses	1,058	1,935
Available for sale, at fair value	3,086	7,526
Other Investments [Member]
Schedule of Available for Sale and Held-to-Maturity Securities [Line Items]
Amortized Cost	2,933	366
Gross Unrealized Gains	337	211
Gross Unrealized Losses	0	0
Available for sale, at fair value	3,270	577
Corporate securities [Member]
Schedule of Available for Sale and Held-to-Maturity Securities [Line Items]
Amortized Cost		4,987
Gross Unrealized Gains		0
Gross Unrealized Losses		2,008
Held to maturity securities		2,979
Held-to-maturity Securities		$ 4,987